Pension Plan (Details 2) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015
fair value of the plan assets	$ 102,454	$ 96,692	$ 93,605
Level 1 [Member]
fair value of the plan assets	1,025	625
Level 2 [Member]
fair value of the plan assets	60,977	56,166
Level 3 [Member]
fair value of the plan assets	40,452	39,901	$ 41,570
Diversified Fund [Member]
fair value of the plan assets	60,977	56,166
Diversified Fund [Member] | Level 1 [Member]
fair value of the plan assets
Diversified Fund [Member] | Level 2 [Member]
fair value of the plan assets	60,977	56,166
Diversified Fund [Member] | Level 3 [Member]
fair value of the plan assets
Buy-In Contract [Member]
fair value of the plan assets	40,452	39,901
Buy-In Contract [Member] | Level 1 [Member]
fair value of the plan assets
Buy-In Contract [Member] | Level 2 [Member]
fair value of the plan assets
Buy-In Contract [Member] | Level 3 [Member]
fair value of the plan assets	40,452	39,901
Cash [Member]
fair value of the plan assets	1,025	625
Cash [Member] | Level 1 [Member]
fair value of the plan assets	1,025	625
Cash [Member] | Level 2 [Member]
fair value of the plan assets
Cash [Member] | Level 3 [Member]
fair value of the plan assets